CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (366,166)	$ (233,196)	$ (1,070,720)	$ (594,168)
Net income from discontinued operations			0	(334)
Adjustments to reconcile net loss to net cash used for operating activities:
Amortization of debt discount	0	140,814	563,253	56,530
Stock Compensation	195,000	0
Depreciation expense	99,500	4,200	74,800	1,400
Changes in operating assets and liabilities:
Rents and other receivables	(8,916)	(3,820)	(6,678)	(3,375)
Accounts payable, accrued expenses, accrued interest and security deposits	(41,129)	45,844	369,416	131,958
Related party advances	0	(187,673)	(266,877)	266,877
Net cash used for operating activities - continuing operations			(336,806)	(141,112)
Net cash provided for operating activities - discontinued operations			0	334
Net cash used for operating activities	(121,711)	(233,831)	(336,806)	(140,778)
Cash Flows From Investing Activities:
Acquisition of residential homes	(1,584,343)	(263,428)	(12,235,225)	(343,410)
Reduction of escrow deposits and prepaid expenses	73,720	0	(151,128)	0
Net cash used for investing activities	(1,510,623)	(263,428)	(12,386,353)	(343,410)
Cash Flows From Financing Activities:
Proceeds from convertible notes payable	0	500,000	500,000	554,352
Payment of convertible notes payable			(152,176)	(15,000)
Payments for deferred stock issuance costs	(135,480)	0	(35,000)	(50,000)
Net proceeds from common stock issuance			14,539,082	0
Net cash provided by (used for) financing activities	(135,480)	500,000	14,851,906	489,352
Net Increase (Decrease) In Cash	(1,767,814)	2,741	2,128,747	5,164
Cash at the Beginning of the Year	2,134,510	5,763	5,763	599
Cash at the End of the Year	366,696	8,504	2,134,510	5,763
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Debt discount for allocation of proceeds to warrants and beneficial conversion feature of debt	0	291,920	291,920	327,863
Conversion of debt to common shares			902,176	0
Deferred costs of common stock issuance			50,000	0
Supplemental Disclosure:
Cash paid for interest	0	0	88,821	2,790
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0